Long Term Debt	12 Months Ended
Mar. 31, 2023
Long Term Debt [Abstract]
Long term debt

12. Long term debt

Long term debt, consists of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	75,709	77,474	942.6
Indian rupee loans	44,924	44,970	547.2
Unsecured term loans:
Indian rupee loans*	1,118	1,161	14.1
Total debt	121,751	123,605	1,503.9
Less: current portion	9,209	9,414	114.5
Long-term debt	112,542	114,191	1,389.4

*	Pertains to unsecured term loan taken by subsidiaries, forming the part of disposable group during the current year from its minority shareholders amounting to INR 1,161 million (US$14.1 million) as at March 31, 2023 and INR 1,118 million as at March 31, 2022.

Foreign currency term loans

3.575% Senior Notes

During the year ended March 31, 2022, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 3.575% US$ denominated Senior Notes (“3.575% Senior Notes” or “Green Bonds”) and raised INR 30,285 million, net of issuance expense of INR 408 million. The issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited. In accordance with the terms of the issue, the proceeds were used for repayment of 5.5% Senior Notes. The interest on the 3.575% Senior Notes is payable on a semi-annual basis principal is payable on a semi-annual instalment ranging from 3.4% to 3.8% and balance 67.4% on maturity in August 2026. As of March 31, 2023, the net carrying value of the Green Bonds was INR 30,247 million (US$368.0 million). The Green Bonds are secured by a pledge of Azure Power Energy Limited’s shares held by Azure Power Global Limited.

5.65% Senior Notes

During the year ended March 31, 2020, Azure Power Solar Energy Private Limited (one of the subsidiaries of APGL) issued 5.65% US$ denominated Senior Notes (“5.65% Senior Notes” or “Green Bonds”) and raised INR 24,400 million net of discount of INR 7 million at 0.03% and issuance expense of INR 397 million. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited.

In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.65% Senior Notes are payable on a semi-annual basis and the principal amount is payable in December 2024. As of March 31, 2023, the net carrying value of the Green Bonds was INR 28,615 million (US$348.2 million). The Company continues to guarantee the principal and interest repayments to the investors and the guarantee shall become ineffective on meeting certain financial covenants. The Green Bonds are secured fixed charge by the Company over the capital stock of Azure Power Solar Energy Private Limited. Investment of APSEL in non-convertible debentures of group entities are further secured by a first priority security interest (to be shared on pari-passu basis) over all immovable properties of the entities by an equitable mortgage.

Loan from Export Development Canada and Standard Chartered Bank (Singapore) Limited

During the year ended March 31, 2021, the Company borrowed INR 6,931 million (US$93.0 million) from Export Development Canada and Standard Chartered Bank (Singapore) Limited. The funds were provided to project SPVs as shareholder loans or through other instrument for capital expenditure or for payment of capital expenditure in respect of various specified projects. These facilities are foreign currency loans and carry an interest rate of LIBOR+Margin of 3.95% and the loan is repayable in 8 half yearly instalments ranging from 2.5% - 32.5% commencing from November 2021 and ending May 2025. The borrowing is collateralized by the shares of project SPVs, a hypothecation/charge over receivables of the Company. The net carrying value of the loan as of March 31, 2023 is INR 4,822 million (US$58.7 million).

Indian Rupee Non-Convertible Debentures

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in two of its subsidiaries and borrowed INR 548 million, net of issuance expense of INR 14 million. The debentures carry an interest rate of 10.32% per annum. The debentures are repayable in October 2024 and interest payments are payable every three months commencing from April 2019. During the year ended March 31, 2020, the Company issued further Non-Convertible Debentures in four of its subsidiaries and borrowed INR 439 million (US$5.8 million), net of issuance expenses of INR 19 million (US$0.3 million) under the same facility. The debentures carry an interest rate of 9.85% to 10.87% per annum. The debentures are repayable in October 2024 and interest payments are payable every three months commencing from March 2020. The issuance expenses are amortized over the term of the contract using the effective interest rate method. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of related subsidiary within the group with a net carrying value of INR 2,710 million (US$33.0 million). As of March 31, 2023, the net carrying value of the Non-Convertible Debentures was INR 992 million (US$12.1 million). As of March 31, 2023, the Company was not in compliance with the financial covenants related to this borrowing and has classified the loan under current debt.

Project level secured term loans

Foreign currency loans

During the year ended March 31, 2019, the Company borrowed INR 552 million, as project level financing for some of its rooftop projects. During the year ended March 31, 2020, the Company further borrowed INR 135 million (US$1.8 million) and INR 271 million (US$3.6 million) under the same facility. These foreign currency facilities carry an annual interest rate of LIBOR + 2.75%. The facility is repayable in October 2024 and interest payments are payable every three months commencing from April 2019. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 2,710 million (US$33.0 million) as on March 31, 2023. The net carrying value of the loan as of March 31, 2023 is INR 1086 million (US$13.2 million). As of March 31, 2023, the Company was not in compliance with the financial covenants related to this borrowing and has classified the loan under current debt.

During the year ended March 31, 2022, the Company borrowed amount of INR 11,756 million (US$154.9 million) from MUFG Bank, Société Générale, Export development Canada and Hong Kong Mortgage corporation limited for financing of its 300 MW solar project with Solar Energy Corporation of India., The interest on these facilities will be paid on a floating rate which is LIBOR + Margin of 2.1% p.a. payable on quarterly basis. The principal amount is repayable in 17 quarterly instalments ranging from 0.163% to 0.629% commencing from April 2022 and balance 87.192% is payable in June 2026. The loan is collateralized by movable and immovable properties of the underlying solar power project assets with net carrying value of INR 13,438 million (US$163.5 million) as of March 31, 2023, and pledge of 100% of equity shares of the SPV held by the Azure Power India Private Limited and its nominee. The net carrying value of the loan as of March 31, 2023 is INR 12,703 million (US$154.6 million).

Indian rupee loans

The net carrying value of the loan as of March 31, 2023, is INR 365 million (US$4.4 million), borrowed for financing of a 5 MW solar power project with NTPC Vidyut Vyapar Nigam Limited from Kotak Infrastructure Debt Fund Limited. The loan carries an interest rate of 8.25% per annum and the loan is repayable in 42 quarterly instalments ranging from 2.09% to 2.80% of loan amount commencing from September 2021. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 453 million (US$5.5 million) as of March 31, 2023 and pledge of 51% of equity shares of the SPV held by the Azure Power India Private Limited.

The net carrying value of the loan as of March 31, 2023 is INR 1,406 million (US$17.1 million), borrowed for financing of a 30 MW solar power project with Chhattisgarh State Power Distribution Company Ltd from Indian renewable Energy Development Agency Limited (IREDA). The loan carries interest rate of 7.5% per annum and the interest rate is subject to reset every three years based upon rate of interest notified by IREDA as per applicable grading. The loan is repayable in 168 monthly instalments ranging from 0.50% - 0.60% of the loan amount commencing from April, 2022 and ending on March 2036. The loan is secured by first charge on Company’s movable and immovable properties and hypothecation on all the movable fixed asset with net carrying value INR 1,492 million (US$18.2 million) as of March 31, 2023.

The net carrying value of the loan as of March 31, 2023, is INR 2,004 million (US$24.4 million), borrowed for financing of a 50 MW solar power project with NTPC Limited from NIIF Infrastructure Finance Limited. The loan carries interest rate of 7.75% per annum and interest rate is subject to reset in every five years from initial disbursement and loan is repayable in 64 quarterly instalments ranging from 1.05% to 2.45% of loan amount commencing from December 2021 . The loan is collateralized by movable and immovable properties of the underlying solar power project assets with net carrying value of INR 2,445 million (US$29.8 million) and pledge of 51% of equity shares of the SPV held by the Azure Power India Private Limited.

The net carrying value of the loan borrowed for financing a 100 MW solar power project with NTPC Limited as of March 31, 2023 is INR 4,795 million (US$58.3 million) from NIIF infrastructure Finance Limited and Aseem Infrastructure Finance Limited. These loans carry interest rate of 7.75% per annum and the interest rate is subject to reset for every five years in case of loan taken from NIIF Infrastructure Finance Limited based upon -35 bps (“Spread”) over and above the NIIF IFL 5 YR Benchmark Rate and for every three years in case of loan taken from Aseem Infrastructure Finance Limited based upon AIFL Benchmark Rate/Benchmark Rate and the applicable Spread. These facilities are repayable in 63 quarterly instalments ranging from 1.23% to 2.55% of the loan amount commencing from December 2021 and ending on June 2037. These facilities are secured by first charge on Company’s movable and immovable properties and hypothecation on all the movable fixed assets both present and future with a net carrying value of INR 4,882 million (US$59.4 million) as of March 31, 2023.

During the year ended March 31, 2022, the Company borrowed amount of INR 3,264 million (US$39.7 million), net of initial installments, from Tata Cleantech Capital Limited for financing of its 200 MW solar project with Solar Energy Corporation of India. The loan carries interest rate of 7.50% and the interest rate is subject to reset every three years based upon TCCL New Prime Lending Rate- Long Term (TCCL NPLR-LT). The loan is repayable in 70 quarterly instalments ranging from 1.1% - 1.71% of the loan amount commencing from December 2021 and ending on March 2039. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 8,572 million (US$104.3 million) as of March 31, 2023. The net carrying value of the loan as of March 31, 2023 is INR 3,029 million (US$36.9 million).

During the year ended March 31, 2022, the Company borrowed amount of INR 2,467 million (US$30.0 million) , net of initial instalment, from Axis Bank for financing of its 200 MW solar project with Solar Energy Corporation of India. Loan has interest rate of 3 years MCLR and as of March 31, 2023, the loan carries interest rate of 7.50% and the interest rate is subject to reset every three years based upon 3 year MCLR rate. The loan is repayable in 70 quarterly instalments ranging from 1.10% to 1.71% of the loan amount commencing from December 2022 and ending on March 2039. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 8,572 million (US$104.3 million) as of March 31, 2023. The net carrying value of the loan as of March 31, 2023 is INR 2,291 million (US$27.9 million).

During the year ended March 31, 2019, the Company borrowed INR 124 million (US$1.5 million) as an External Commercial Borrowings from International Finance Corporation (IFC) for some of its rooftop projects. These facilities carry an interest rate of 10.74% and interest payments are payable every three months which commenced April 2019. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 2,267 million (US$27.6 million) as of March 31, 2023. The loan is repayable on October 15, 2024. The net carrying value of the loan as of March 31, 2023 is INR 123 million (US$1.5 million). As of March 31, 2023, the Company was not in compliance with the financial covenants related to this borrowing and has classified the loan under current debt.

During the year ended March 31, 2020 and March 31, 2021, the Company borrowed INR 463 million (US$5.6 million) and INR 56 million (US$0.8 million) as a project level financing for financing of a 16 MW rooftop solar power project from the State Bank of India (‘SBI’). These facilities carry an annual interest rate of 6 months MCLR + 1.45%. As of March 31, 2023, the loan carries interest rate of 8.50% per annum. The loan is repayable in 52 quarterly installments commencing June 2020. The borrowing is collateralized by first charge on Company’s movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 573 million (US$7.0 million) as of March 31, 2023 and pledge of 51% shares of the SPV held by Azure Power India Private Limited and Corporate Guarantee which shall terminate as per conditions stipulated in the Rupee Term Loan Agreement. The net carrying value of the loan as of March 31, 2023 is INR 317 million (US$3.9 million).

The net carrying value of the loan borrowed for financing of its 90 MW solar project with Assam Power Distribution Company Limited as on March 31, 2023 is INR 3,409 (US$41.5 million) from Indian renewable energy development agency limited (IREDA The loan carry fixed interest rate of 7.5% payable monthly as applicable for Renewable Energy Projects with 3 year reset as per IREDA’s policy. The loan is repayable in 234 monthly instalments ranging from 0.30% to 0.70% of loan amount commencing October 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 4,705 million (US$57.3 million) as of March 31, 2023, pledge of 51% shares of SPV held by the Azure Power India Pvt Ltd and further the loan is guaranteed by Azure Power India Pvt Ltd.

The net carrying value of the loan as of March 31, 2023 is INR 2,225 million (US$27.1 million), borrowed for financing of a 35 MW solar project with NTPC Vidyut Vyapar Nigam Limited from NIIF Infrastructure Finance Ltd and Kotak Infra Debt Fund Limited. These facilities carry an interest rate of 8% per annum. the loan is repayable in 47 quarterly instalments ranging from 1.59% to 2.44% of loan amount commencing from September 2021. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 2,217 million (US$27.0 million) as of March 31, 2023 and pledge of 51% shares of the SPV held by the Azure Power India Pvt Ltd.

The net carrying value of the loan borrowed for financing of its 600 MW solar project with Solar Energy Corporation of India as on March 31, 2023 is INR 22,152 million (US$269.5 million). from L & T finance Limited, Indian renewable Energy Development Agency Limited (IREDA) and L&T Infra Credit Pvt Ltd. The loan carries rate of interest of 7.2% payable monthly and the interest rate is applicable for Renewable Energy Projects with an Integrated Rating of IR-2, with 3 year reset as per L&T Finance policy. loan is repayable in 243 installments ranging from 0.30% to 0.58% of loan amount commencing from July 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 26,784 million (US$325.9 million) as of March 31, 2023, pledge of 51% of equity shares and CCDs of the SPV held by the Azure Power India Private Limited and further the loan is guaranteed by Azure Power India Pvt Ltd.

During the year ended March 31, 2021, the Company borrowed an amount of INR 413 million (US$5.0 million) from Kotak Infrastructure Debt Fund Limited for financing of a 10 MW solar power project with Bangalore Electricity Supply Company Limited. As on March 31, 2023 the loan carries the interest rate of 11% per annum, The loan is repayable in 54 quarterly instalments ranging from 1.85% - 1.88% commencing from December 2020. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 587 million (US$7.1 million) as of March 31, 2023, net carrying value of the loan as of March 31, 2023 is INR 336 million (US$4.1 million).

The net carrying value of the loan borrowed for financing of its 300 MW solar project with Solar Energy Corporation of India as on March 31, 2023 is INR 1,534 million (US$18.7 million) from State Bank of India. The loan carries interest rate of SBI 6-month MCLR +2.60%which is presently 9.55% p.a. payable monthly and after operation date the interest rate will be 6 Month MCLR plus margin based on credit ratings payable monthly. The loan is repayable in 222 installments ranging from 0.21% to 0.77% of the loan amount commencing from December 2022. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 15,882 million (US$193.3 million) as on March 31,2023 and pledge of 51% equity shares of the Company held by holding Company.

During the current year, certain subsidiaries falling under the disposable group of rooftop entities has raised unsecured term loans from its minority shareholder amounting to INR 1,161 million (US$14.1 million) as at March 31, 2023 and INR 1,118 million (US$14.7 million) as at March 31, 2022 respectively. These funds have been used for settlement of inter group loans between subsidiaries. which are also consolidated in the Company.

As of March 31, 2023, the Company has unused commitments excluding Rooftop portfolio for long-term financing arrangements amounting to INR 3,820 million (US$46.5 million) for solar power projects.

Trade credit

As of March 31, 2023, the Company has a buyer’s credit facility amounting to INR 7,840 million (US$95.4 million) for one of its under construction SPVs for 300 MW solar power project with Solar Energy Corporation of India. This facility carries a floating interest rate of 12 Month SOFR and spread ranging plus 0.21 PCT.

Other long-term loans

During the previous year ended March 31, 2022, the Company has taken loan of INR 7 million (US$0.1 million) from HDFC Bank. Borrowing under this facility is repayable in 60 monthly instalments from 1.39% - 1.98% of the loan amount commencing from November 2021 and ending October 2026. The facility carries an interest rate of 7.2%per annum. The loan is repaid during the current year ended March 31, 2023.

During the previous year ended March 31, 2022, the Company has taken loan of INR 2 million (US$0.0 million) from HDFC Bank. The loan was repayable in 60 monthly instalments ranging from 1.39% - 1.97% of the loan amount commencing from January 2022 and ending December 2026. The facility carries an interest rate of 7.1% as of March 31, 2023. The net carrying value of the loan as of March 31, 2023, is INR 2 million (US$0.0 million).

During the current year ended March 31, 2023, the Company has obtained car loan of INR 8 million (US$0.1 million). Borrowing under this facility is repayable in 60 monthly instalments ranging from 1.38% - 1.98% of the loan amount commencing from January 2022 and ending December 2026. The facility carries an interest rate of 7.35% as of March 31, 2023. The net carrying value of the loan as of March 31, 2023, is INR 7 million (US$0.1 million).

Covenants and debt financing costs

These aforementioned borrowings are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances.

As of March 31, 2023, the Company was in compliance with the financial covenants or remediated the non-compliance prior to the issuance of these financial statements except for the loans aggregating to INR 2,202 million, wherein the Company was not in compliance with the financial covenants and have classified the loan under current debt.

Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends, if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends out of restricted cash.

The carrying value of debt financing costs as on March 31, 2022 and March 31, 2023 was INR 1,189 million and INR 1,010 million (US$12.3 million), respectively, for the above loans, which is amortized over the term of the contract using the effective interest rate method.

Timely submission of financial statements of the Group, our subsidiaries and/or our subsidiary restricted groups is a key covenant in most of our financing agreements. We have received the time extensions from all lenders until April 30, 2024, towards submission of audited financial statements for FY 2022-23 and expect to submit the audited financial statements with lenders within given extended timelines.

Restricted cash

The Company is required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totalling INR 1,786 million and INR 3,402 million (US$41.4 million) as of March 31, 2022 and March 31, 2023, respectively, are classified as restricted cash on the consolidated balance sheets.

As of March 31, 2023, the aggregate maturities of long-term debt are as follows:

	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2024	24,028	292.3
2025	43,840	533.4
2026	10,351	125.9
2027	39,013	474.7
2028	4,707	57.3
Thereafter	52,951	644.2
Total: aggregate maturities of long-term debt	174,890	2127.8
Less: carrying value of unamortized debt financing costs	(1,010)	(12.3)
Net maturities of long-term debt	173,880	2,115.5
Less: current portion of long-term debt	9,414	114.5
Long-term debt	164,466	2,001.0

(1)	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.